Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Schedule of future minimum rental payments

Based on the current rental lease agreements, future minimum rental payments required as of December 31, 2018 were as follows:

		Less than One	One to	Three to	More than
	Total	Year	Three Years	Five Years	Five Years
	(In thousands)
Operating lease commitments	$45,873	$16,692	$25,607	$3,574	$—

Schedule of purchase commitments

Purchase commitments as of December 31, 2018 were as follows:

		Less than One	One to	Three to	More than
	Total	Year	Three Years	Five Years	Five Years
	(In thousands)
Purchase commitments	$675,510	$651,333	$23,950	$227	$—
Capital commitments	$12,817	$12,715	$102	$—	$—

Schedule of other commitments

Other commitments as of December 31, 2018 were as follows:

		Less than One	One to	Three to	More than
	Total	Year	Three Years	Five Years	Five Years
	(In thousands)
2022 Notes	945,000	12,750	22,500	909,750	—
Short-term bank loans	79,434	79,434	—	—	—
Equity investments	167,633	167,633	—	—	—
Total other commitments	$1,192,067	$259,817	$22,500	$909,750	$—